RETIREMENT BENEFIT OBLIGATIONS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 28, 2020	Jun. 30, 2014
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Percentage of gross defined benefit pension assets						94.00%
Actuarial assumption of retirement age						60 years
Contributions to plan, net defined benefit liability (asset)					£ (1,200)
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)						£ 33
Actuarial assumption of discount rates						2.05%	2.90%
Description of asset-liability matching strategies used by plan or entity to manage risk						The main schemes’ assets are invested in a diversified portfolio, consisting primarily of debt securities. The investment strategy is not static and will evolve to reflect the structure of liabilities within the schemes. Specific asset-liability matching strategies for each pension plan are independently determined by the responsible governance body for each scheme and in consultation with the employer. A significant goal of the asset-liability matching strategies adopted by Group schemes is to reduce volatility caused by changes in market expectations of interest rates and inflation. In the main schemes, this is achieved by investing scheme assets in bonds, primarily fixed interest gilts and index linked gilts, and by entering into interest rate and inflation swap arrangements. These investments are structured to take into account the profile of scheme liabilities, and actively managed to reflect both changing market conditions and changes to the liability profile. On 28 January 2020, the main schemes entered into a £10 billion longevity insurance arrangement to hedge around 20 per cent of the schemes’ exposure to unexpected increases in life expectancy. This arrangement will form part of the schemes’ investment portfolio and will provide income to the schemes in the event that pensions are paid out for longer than expected. The transaction is structured as a pass-through with Scottish Widows as the insurer, and onwards reinsurance to Pacific Life Re Limited. At 31 December 2019 the asset-liability matching strategy mitigated 106 per cent of the liability sensitivity to interest rate movements and 103 per cent of the liability sensitivity to inflation movements. In addition a small amount of interest rate sensitivity arises through holdings of corporate and other debt securities.
Defined Benefit Plan, Estimated Future Retirement Benefits Covered by Insurance Contract, Amount									£ 10,000
Employer contributions						£ 273	£ 288	£ 242
The group's three main schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Percentage of gross defined benefit pension assets							94.00%
Aggregated measurement [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Surplus (deficit) in plan						£ 7,300				£ (5,200)
Defined benefit plan funding level						85.60%				85.90%
Contributions to plan, net defined benefit liability (asset)	£ 1,305	£ 1,305	£ 1,305	£ 1,287	£ 798	£ 618
Guaranteed Minimum Pension Benefits [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)							£ 108
Minimum [Member] | The group's three main schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of retirement age						55 years
RPI [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of expected rates of inflation						2.94%	3.20%
CPI [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of expected rates of inflation						1.99%	2.15%
Men [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of life expectancy after retirement						27 years 6 months
Women [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of life expectancy after retirement						29 years 73 days
Healthcare premiums [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Percentage of reasonably possible increase in actuarial assumption						6.54%	6.81%
Investment Grade [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Defined benefit scheme fair value of scheme assets debt instruments with investment grade						£ 33,134	£ 29,033
Debt instruments, amount contributed to fair value of plan assets						18,724	16,472
LLoyds Bank Pension Scheme No 1 and No 2 [member] | Limited liability partnerships [member] | Defined benefit pension schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Net defined benefit liability (asset)						6,700
HBOs Final Salary Pension Scheme [member] | Limited liability partnerships [member] | Defined benefit pension schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Net defined benefit liability (asset)						£ 4,800
Discontinued operations [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Liability, Retirement and Postemployment Benefits							8	42
Employer contributions							£ 3	£ 14
Contractual Right to Retire Earlier [member] | Minimum [Member] | The group's three main schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of retirement age						50 years